Income Tax - Schedule of Net Taxable Income Before Income Taxes (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Net Taxable Income Before Income Taxes [Abstract]
Income before income tax expenses	$ (24,084,107)	$ 793,421	$ 1,181,569
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax expense at PRC statutory income tax rate	$ (6,021,026)	$ 198,356	$ 295,393
Effect of different tax jurisdiction	6,202,101
Tax effect of preferential tax treatments	7,391	112,241	4,375
Research and development credit	(45,429)	(5,507)	(4,632)
Non-deductible expenses	3,078	2,510	48,158
Change in valuation allowance	134,531	7,260	(13,767)
Income tax expenses (benefits)	$ 280,646	$ 314,860	$ 329,527